Inventories - Summary Of Detailed Information About Inventories (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Classes of current inventories [abstract]
Direct materials	$ 107,575	$ 83,943
Repair and distribution parts	136,876	54,156
Work-in-progress	98,297	31,298
Equipment	26,550	3,290
Total inventories	369,298	172,687
Work-in-progress related to finance leases	$ 41,986	$ 36,169